Cash and Cash Equivalents and Margin Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Margin Cash [Abstract]
Cash and cash equivalents and margin cash

3 Cash and cash equivalents and margin cash

Cash and Cash Equivalents

The Group considers all highly liquid investments with an original maturity of three months or less, readily convertible to known amounts of cash and which are subject to an immaterial risk of changes in fair value to be cash equivalents. The carrying value of these assets approximates their fair values. They comprise cash on hand, bank balances, and highly liquid investments with an original maturity of three months or less, readily convertible into a known amount of cash, and subject to an insignificant risk of change in fair value. The carrying amount of these assets approximates their fair values.

Margin Cash

The Group is required to maintain cash balances with a broker as collateral for exchange-traded futures contracts. These balances are classified as restricted cash as they are not available for use by the Group to fund daily operations. The balance of restricted cash also includes investments in Treasury Bills, as required by the broker, to offset the obligation to return cash collateral. The bills hedge inflation (or deflation) risk when held to maturity. The cash is redeemable when the contracts are settled, therefore they are not considered as cash and cash equivalents.

Cash and cash equivalents	December 31, 2023	December 31, 2022
Cash on hand and at banks	1,830,814	1,144,741
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic) (1)	2,738,703	1,381,690
	4,569,517	2,526,431
Margin cash
Margin cash (Restricted cash)	18,191	59,088
Investments in Treasury Bills	114,270	71,121
	132,461	130,209

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.